Schedule of Investments (unaudited)
August 31, 2026
BlackRock International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.3%
Erste Group Bank AG	180,928	$ 25,430,045
Canada — 4.4%
Teck Resources Ltd., Class B	378,588	25,816,481
Toronto-Dominion Bank (The)	191,704	23,192,041
		49,008,522
China — 7.8%
Alibaba Group Holding Ltd.	1,726,864	24,685,118
Contemporary Amperex Technology Co. Ltd., Class A	409,400	22,128,864
Tencent Holdings Ltd.	705,600	40,526,266
		87,340,248
Finland — 1.6%
Kone Oyj, Class B	288,063	17,619,473
France — 7.3%
Air Liquide SA	139,918	27,525,288
Schneider Electric SE	72,201	24,713,007
TotalEnergies SE	335,083	29,525,496
		81,763,791
Germany — 7.3%
Allianz SE, Registered Shares	34,554	18,020,446
Deutsche Boerse AG, Registered Shares	75,083	25,090,423
Deutsche Telekom AG, Registered Shares	698,485	22,954,831
Siemens Energy AG	95,899	15,795,296
		81,860,996
India — 4.5%
Axis Bank Ltd.	1,335,325	18,204,007
HDFC Bank Ltd.	1,911,478	14,200,375
Kotak Mahindra Bank Ltd.	4,162,299	18,304,235
		50,708,617
Indonesia — 1.6%
Bank Central Asia Tbk PT	50,620,500	18,478,870
Italy — 2.1%
FinecoBank Banca Fineco SpA	871,915	24,002,212
Japan — 13.9%
Hitachi Ltd.	774,000	26,276,349
Honda Motor Co. Ltd.	1,845,100	19,752,860
Japan Tobacco, Inc.	271,300	11,733,515
Mitsubishi UFJ Financial Group, Inc.	1,474,600	33,618,878
Recruit Holdings Co. Ltd.	141,800	16,059,376
Shin-Etsu Chemical Co. Ltd.	377,800	14,145,079
Sony Group Corp.	1,386,800	34,269,173
		155,855,230
Mexico — 1.5%
Grupo Financiero Banorte SAB de CV, Class O	1,465,716	16,618,654
Netherlands — 6.5%
ASM International NV	30,257	28,455,676
ASR Nederland NV	274,498	23,131,916
Koninklijke KPN NV	4,519,602	21,698,614
		73,286,206
Singapore — 1.9%
United Overseas Bank Ltd.	643,200	20,963,720
Security	Shares	Value
South Korea — 5.1%
Samsung Electronics Co. Ltd.	148,580	$ 28,049,362
SK hynix, Inc.	24,278	29,383,368
		57,432,730
Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	711,671	20,590,404
Industria de Diseno Textil SA	341,106	22,929,608
		43,520,012
Sweden — 2.5%
Atlas Copco AB, Class A	560,327	12,025,698
Epiroc AB, Class A	584,005	16,092,175
		28,117,873
Taiwan — 8.2%
MediaTek, Inc.	117,000	14,475,707
Taiwan Semiconductor Manufacturing Co. Ltd.	1,035,000	77,782,191
		92,257,898
Thailand — 1.9%
Bangkok Dusit Medical Services PCL	36,053,700	21,293,814
United Kingdom — 12.4%
AstraZeneca PLC	168,897	27,229,223
BAE Systems PLC	888,917	24,388,055
British American Tobacco PLC	271,412	15,080,680
Rentokil Initial PLC	2,480,463	11,661,740
Rolls-Royce Holdings PLC	870,453	17,691,233
Shell PLC	671,493	30,881,878
Taylor Wimpey PLC	10,844,679	12,401,854
		139,334,663
Total Common Stocks — 96.7% (Cost: $856,437,856)		1,084,893,574
Preferred Securities
Preferred Stocks — 2.0%
South Korea — 2.0%
Samsung Electronics Co. Ltd.	168,786	22,858,194
Total Preferred Securities — 2.0% (Cost: $22,035,960)		22,858,194
Total Long-Term Investments — 98.7% (Cost: $878,473,816)		1,107,751,768
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(a)(b)	12,924,270	12,924,270
Total Short-Term Securities — 1.2% (Cost: $12,924,270)		12,924,270
Total Investments — 99.9% (Cost: $891,398,086)		1,120,676,038
Other Assets Less Liabilities — 0.1%		1,175,973
Net Assets — 100.0%		$ 1,121,852,011

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 12,924,270 (a)	$ —	$ —	$ —	$ 12,924,270	12,924,270	$ 97,735	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$ —	$ 25,430,045	$ —	$ 25,430,045
Canada	49,008,522	—	—	49,008,522
China	—	87,340,248	—	87,340,248
Finland	—	17,619,473	—	17,619,473
France	—	81,763,791	—	81,763,791
Germany	—	81,860,996	—	81,860,996
India	—	50,708,617	—	50,708,617
Indonesia	—	18,478,870	—	18,478,870
Italy	—	24,002,212	—	24,002,212
Japan	—	155,855,230	—	155,855,230
Mexico	16,618,654	—	—	16,618,654
Netherlands	—	73,286,206	—	73,286,206
Singapore	—	20,963,720	—	20,963,720
South Korea	—	57,432,730	—	57,432,730
Spain	—	43,520,012	—	43,520,012
Sweden	—	28,117,873	—	28,117,873
Taiwan	—	92,257,898	—	92,257,898
Thailand	—	21,293,814	—	21,293,814
United Kingdom	—	139,334,663	—	139,334,663
Preferred Securities	—	22,858,194	—	22,858,194

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 12,924,270	$ —	$ —	$ 12,924,270
	$ 78,551,446	$ 1,042,124,592	$ —	$ 1,120,676,038